SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Accounting Policies [Line Items]
Loss from operations	$ (37,237,256)	$ (105,732,514)	$ (80,038,016)
Average product selling price	0.59		1.36
Interest costs capitalized	3,816,232	3,180,454	1,290,561
Cash and cash equivalents	54,295,577	183,312,417	209,478,864	106,468,070
Cash flows from operating activities	(103,145,212)	(15,612,697)	(112,912,407)
Restricted cash	194,195,634	226,610,884
Short-term bank borrowings	304,827,038	463,554,185
Short-term bank loan renewed	93,900,000
Current portion of long-term debt	35,427,888	48,865,064
Assets and liabilities, net	(12,400,000)
Amortization period	3 years
Goodwill impairment loss			14,806,586
Advertising costs	938,330	2,665,486	1,756,612
Shipping and handling costs	4,890,611	3,747,564	4,172,910
Product warranty period issued	25 years
Product warranty period for defects, period one	5 years
Product warranty period for defects, period two	10 years
Cost of warranties determined by percentage of sales	1.00%
Increase (decrease) in accrual rate	0.10%
Increase (decrease) in warranty expense	300,000
Cash and cash equivalents and restricted cash	209,116,209	278,303,903
Government grants	1,921,965	889,239	565,076
Government grants, non-current	5,400,000
Research and development expenses offset	200,000
Derivative foreign exchange forward contracts with notional amounts		6,600,000
Derivatives, fair value		72,501
Changes in fair value of derivatives		$ (369,309)	$ (5,173,903)